Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Jun. 30, 2024
Vehicles [Member]
Schedule of Estimated Residual Value [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Electronic equipment [Member]
Schedule of Estimated Residual Value [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Machinery and Equipment [Member]
Schedule of Estimated Residual Value [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Electronic equipment [Member]
Schedule of Estimated Residual Value [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Machinery and Equipment [Member]
Schedule of Estimated Residual Value [Line Items]
Estimated useful lives	10 years